Oppenheimer Balanced Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Core Bond Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
  Oppenheimer International Small Company Fund
  Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Portfolio Series
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

                      Supplement dated December 15, 2006
                    to Statement of Additional Information

This supplement amends the Statement of Additional Information (the "SAI") of
each of the above referenced Funds (each a "Fund" and together the "Funds")
and is in addition to any existing supplements to a Fund's SAI.

The Appendix to each Fund's Statement of Additional Information, titled
"OppenheimerFunds Special Sales Charge Arrangements and Waivers" (the
"Appendix"), is revised as follows:

1.  The following bullet point is added at the end of the sub-section "C.
Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" in the section "II. Waivers of Class A Sales Charges of
Oppenheimer Funds" in the Appendix:

o     At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

2.  The following bullet point is added at the end of the sub-section "A.
Waivers for Redemptions in Certain Cases" in the section "III. Waivers of
Class B, Class C and Class N Sales Charges of Oppenheimer Funds" in the
Appendix:

o     At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

December 15, 2006                                                   PX0000.020